31. Risks and Financial Instruments (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Cash, cash equivalents, and short-term financial investments	R$ 6,285.5
Notional amount of exchange rate hedging instruments of firm commitments designated as cash flow hedges	115.0
Cash flow hedges loss	(45.4)
Unrealized gain (loss) of other comprehensive income, net of deferred income and social contribution taxes	5.3	R$ (13.8)
Notional amount of foreign exchange hedging instruments for highly probable future transactions designated as fair value hedge, related to notes in the foreign market	570.0
Unrealized loss of other comprehensive income, net of deferred income and social contribution taxes	(30.5)	(12.1)
Balance of foreign exchange hedging instruments designated as net investments hedge in foreign entities	113.0
Unrealized loss of other comprehensive income, net of deferred income and social contribution taxes	(6.2)	R$ (2.8)
Foreign exchange hedging instruments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount designated as fair value hedge	320.0
Loss related to hedging instrument	(143.4)
Gain related to the fair value adjustment of debt	16.5
Loss related to the financial expense of the debt	(4.1)
Interest rate hedging instruments
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Notional amount designated as fair value hedge	566.1
Loss related to hedging instrument	(3.3)
Gain related to the fair value adjustment of debt	19.1
Loss related to the financial expense of the debt	R$ (18.5)